Net loss per preferred and common unit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Net loss per preferred and common unit

Note 11—Net loss per preferred and common unit

Basic net loss per share is computed by dividing net loss by the weighted average number of units outstanding for the period. Diluted net loss per unit is computed by giving effect to all potential dilutive common unit equivalents for the period. Basic and diluted net loss per share were the same for each period presented as the inclusion of all potential units outstanding would have been anti-dilutive.

The following table sets forth the calculation of basic and diluted net loss per preferred and common unit during the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Net loss attributable to unitholders (in thousands)	$(18,128)	$(14,476)	$(42,831)	$(43,870)
Weighted-average units used in computing net loss per unit, basic and diluted	33,470,258	32,426,264	32,893,635	32,426,264
Net loss per preferred unit, basic and diluted	$(0.54)	$(0.45)	$(1.30)	$(1.35)
Net loss per common unit, basic and diluted	$(0.54)	$(0.45)	$(1.30)	$(1.35)

Incentive units described in Note 10 do not participate in losses and have been excluded from the net loss per common unit.

Due to their antidilutive effect, the following securities have been excluded from diluted net income (loss) per unit for the periods indicated:

	As of September 30, 2021	As of September 30, 2020
Series E warrants issued and outstanding	-	1,084,725

Note 14—Net loss per common unit

The following table sets forth the calculation of basic and diluted net loss per common unit during the periods presented:

	Year ended December 31,
	2020	2019
Net loss attributable to common unit holders (in thousands)	$(58,583)	$(60,436)
Weighted-average units used in computing net loss per common unit, basic and diluted	32,426,264	31,788,163
Net loss per common unit, basic and diluted	$(1.81)	$(1.90)

Incentive units described in Note 12 do not participate in losses and have been excluded from the net loss per common unit.

Due to their antidilutive effect, the following securities have been excluded from diluted net income (loss) per common unit for the periods indicated:

	As of December 31,
	2020	2019
Series E warrants issued and outstanding	1,084,725	1,084,725